Cash, cash equivalents, short-term investments and non-current financial assets - Disclosure of cash, cash equivalents and financial assets (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 53,704	€ 66,396	€ 69,989	€ 70,605
Short-term investments	6,323	14,374
Cash, cash equivalents and short-term investments	60,027	80,770
Non-current financial assets	10,390	10,281	€ 10,350	€ 9,796
Cash, cash equivalents and financial assets	€ 70,417	€ 91,051